Related Parties	12 Months Ended
Dec. 31, 2016
Related Parties [Abstract]
RELATED PARTIES
NOTE 12:	RELATED PARTIES

a.	Balances with related parties:

	December 31,
	2016	2015

Trade receivables	$226	$226
Allowance for doubtful debts	(226)	(226)

Trade receivables, net	$-	$-

b.	Transactions with related parties:

	Year ended December 31,
	2016	2015	2014

Revenues	$-	$226	$991

Bad debt expenses (*)	$-	$(226)	$-

(*) Recorded under general and administrative expenses on the consolidated statements of operations.